Income Taxes - Statutory Tax Expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total tax (expense)/ benefit reconciliation	$ (3,446)	$ (464)	$ 978
AB USA's
Income tax benefit/ (expense) on result before tax at statutory rate/ Income tax on profit before tax at statutory rate	(3,410)	(29)	332
Effect of permanent differences	980	(27)	(20)
Total tax (expense)/ benefit reconciliation	(2,430)	(56)	(312)
ABAS
Income tax benefit/ (expense) on result before tax at statutory rate/ Income tax on profit before tax at statutory rate	(589)	(506)	(204)
Effect of permanent differences	38	48	(128)
Total tax (expense)/ benefit reconciliation	(551)	(458)	(332)
Aegean NWE
Income tax benefit/ (expense) on result before tax at statutory rate/ Income tax on profit before tax at statutory rate	1,109	1,735	1,750
Effect of permanent differences	(826)	(1,351)	(18)
Total tax (expense)/ benefit reconciliation	283	384	1,732
ICS
Income tax benefit/ (expense) on result before tax at statutory rate/ Income tax on profit before tax at statutory rate	(184)	(183)	(227)
Effect of permanent differences	(423)	(151)	117
Total tax (expense)/ benefit reconciliation	(607)	(334)	(110)
U.S., Greece and Russia
Income tax benefit/ (expense) on result before tax at statutory rate/ Income tax on profit before tax at statutory rate	(71)	0	0
Effect of permanent differences	(70)	0	0
Total tax (expense)/ benefit reconciliation	$ (141)	$ 0	$ 0